Business overview (Details Narrative) - Novo Nordisk A/S [Member] € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
[custom:PercentageOfClinicalTrialCostsReimbursement]	100.00%	100.00%
[custom:ClinicalTrialCosts] | $	$ 10,700
[custom:AdditionalClinicalTrialCosts] | $	$ 10,700
Euro [Member]
IfrsStatementLineItems [Line Items]
[custom:AdditionalClinicalTrialCosts] | €		€ 9,000
Top of range [member] | Euro [Member]
IfrsStatementLineItems [Line Items]
[custom:ClinicalTrialCosts] | €		€ 9,000